Cost and Expenses by Nature - Schedule of Fair Value of the Identifiable Net Assets Acquired (Details) - Mercato [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Schedule of Fair Value of the Identifiable Net Assets Acquired [Line Items]
Fair value of equity instruments issued to acquire Mercato	R$ 275,555
Net assets of Mercato	162,862
Less: Mercato’s transaction costs	(63,589)
Adjusted net assets/(liabilities) of Mercato	99,273
IFRS 2 charge for listing services	R$ (176,282)